SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Activity) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares
Non-vested, beginning balance	4,000
Granted
Vested	(4,000)
Non-vested, ending balance
Weighted average grant date fair value
Non-vested, beginning balance | $ / shares	$ 7.47
Vested | $ / shares	7.47
Non-vested, ending balance | $ / shares